MILLER NASH LLP ATTORNEYS AT LAW	PORTLAND, OREGON SEATTLE, WASHINGTON VANCOUVER, WASHINGTON CENTRAL OREGON WWW.MILLERNASH.COM	3400 U.S. BANCORP TOWER 111 S.W. FIFTH AVENUE PORTLAND, OREGON 97204 OFFICE 503.224.5858 FAX 503.224.0155

July 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Corporation Finance

Subject:	CytoDyn Inc.
Preliminary Proxy Materials 2014 Annual Meeting of Shareholders

Ladies and Gentlemen:

On behalf of CytoDyn Inc. (“CytoDyn”), submitted for filing pursuant to Rule 14a-6(a) are the following preliminary proxy materials:

1.	Cover page for Schedule 14A;

2.	Preliminary Proxy Statement; and

3.	Form of proxy card.

CytoDyn plans to file and distribute definitive proxy materials to shareholders beginning July 18, 2014. Please consider the undersigned and Michael D. Mulholland, CytoDyn’s Chief Financial Officer, as contacts for the subject filing. Mr. Mulholland can be reached at (360) 980-8524, or by email to mmulholland@cytodyn.com. My contact information is below.

Very truly yours,

/s/ David G. Post

(503) 205-2517

david.post@millernash.com

cc. Michael D. Mulholland